First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.1%
417	Curtiss-Wright Corp.	$311,754
4,595	Textron, Inc.	421,637
		733,391
	Air Freight & Logistics — 1.6%
13,144	C.H. Robinson Worldwide, Inc.	2,348,176
10,551	Expeditors International of Washington, Inc.	1,666,952
9,415	FedEx Corp.	3,876,626
24,945	United Parcel Service, Inc., Class B	2,661,382
		10,553,136
	Automobile Components — 0.6%
35,679	BorgWarner, Inc.	2,562,466
31,544	Versigent PLC (a)	1,391,721
		3,954,187
	Automobiles — 0.8%
39,427	General Motors Co.	3,281,903
4,963	Tesla, Inc. (a)	2,162,826
		5,444,729
	Banks — 0.4%
1,956	M&T Bank Corp.	422,711
67,074	Regions Financial Corp.	1,878,072
		2,300,783
	Beverages — 0.3%
23,524	Monster Beverage Corp. (a)	2,071,994
	Biotechnology — 1.4%
10,859	AbbVie, Inc.	2,364,222
6,438	Biogen, Inc. (a)	1,261,848
17,697	Gilead Sciences, Inc.	2,379,008
29,860	Incyte Corp. (a)	2,888,656
		8,893,734
	Broadline Retail — 2.8%
59,019	Amazon.com, Inc. (a)	15,972,902
18,151	eBay, Inc.	1,983,360
		17,956,262
	Building Products — 0.9%
34,074	A.O. Smith Corp.	1,932,677
17,216	Builders FirstSource, Inc. (a)	1,312,892
2,106	Johnson Controls International PLC	282,331
34,331	Masco Corp.	2,411,753
		5,939,653
	Capital Markets — 2.5%
29,723	Bank of New York Mellon (The) Corp.	4,144,278
12,539	Cboe Global Markets, Inc.	4,182,509
Shares	Description	Value

	Capital Markets (Continued)
13,578	Charles Schwab (The) Corp.	$1,186,038
33,103	Franklin Resources, Inc.	1,026,855
22,317	Invesco Ltd.	635,142
11,430	Nasdaq, Inc.	1,057,503
4,408	Northern Trust Corp.	729,304
3,866	State Street Corp.	601,704
22,592	T. Rowe Price Group, Inc.	2,361,542
		15,924,875
	Chemicals — 1.0%
38,924	CF Industries Holdings, Inc.	4,373,111
9,695	Corteva, Inc.	758,925
3,740	LyondellBasell Industries N.V., Class A	249,271
10,355	PPG Industries, Inc.	1,169,908
		6,551,215
	Commercial Services & Supplies — 0.7%
9,992	Cintas Corp.	1,711,230
61,427	Rollins, Inc.	2,923,925
		4,635,155
	Communications Equipment — 1.9%
2,649	Arista Networks, Inc. (a)	422,436
3,129	Ciena Corp. (a)	1,815,540
58,549	Cisco Systems, Inc.	7,050,470
5,153	F5, Inc. (a)	1,975,918
1,402	Ubiquiti, Inc.	818,572
		12,082,936
	Construction & Engineering — 0.9%
2,092	Comfort Systems USA, Inc.	3,824,615
2,688	EMCOR Group, Inc.	2,222,492
		6,047,107
	Consumer Finance — 0.4%
37,809	Synchrony Financial	2,701,075
	Consumer Staples Distribution & Retail — 1.9%
4,701	Casey’s General Stores, Inc.	3,606,325
55,265	Kroger (The) Co.	3,434,720
29,858	Sysco Corp.	2,263,535
19,476	Target Corp.	2,474,815
3,121	US Foods Holding Corp. (a)	255,454
		12,034,849
	Containers & Packaging — 0.1%
10,032	Ball Corp.	548,449
	Distributors — 0.4%
97,278	LKQ Corp.	2,638,179
	Diversified REITs — 0.3%
22,127	WP Carey, Inc.	1,646,691

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services — 1.0%
120,771	Comcast Corp., Class A	$3,003,575
68,225	Verizon Communications, Inc.	3,261,837
		6,265,412
	Electric Utilities — 2.5%
11,294	American Electric Power Co., Inc.	1,430,611
21,950	Edison International	1,535,183
31,013	Evergy, Inc.	2,544,306
20,884	Eversource Energy	1,425,751
125,290	FirstEnergy Corp.	5,812,203
14,871	NRG Energy, Inc.	1,993,904
32,730	PPL Corp.	1,158,315
		15,900,273
	Electrical Equipment — 0.4%
7,488	Generac Holdings, Inc. (a)	2,080,990
1,642	Rockwell Automation, Inc.	740,641
		2,821,631
	Electronic Equipment, Instruments & Components — 2.2%
11,394	Amphenol Corp., Class A	1,694,971
13,132	CDW Corp.	1,647,409
5,934	Jabil, Inc.	2,163,299
3,362	Keysight Technologies, Inc. (a)	1,137,466
13,617	TD SYNNEX Corp.	3,557,850
13,971	TE Connectivity PLC	2,981,551
4,332	Zebra Technologies Corp., Class A (a)	1,055,405
		14,237,951
	Energy Equipment & Services — 0.1%
15,122	Halliburton Co.	587,490
	Entertainment — 0.4%
5,871	Roku, Inc. (a)	764,287
5,576	TKO Group Holdings, Inc.	1,144,083
21,674	Warner Music Group Corp., Class A	683,598
		2,591,968
	Financial Services — 2.3%
7,699	Berkshire Hathaway, Inc., Class B (a)	3,653,022
11,363	Fiserv, Inc. (a)	642,691
17,428	Global Payments, Inc.	1,315,988
5,273	Mastercard, Inc., Class A	2,604,757
33,592	PayPal Holdings, Inc.	1,503,242
15,642	Visa, Inc., Class A	5,104,923
		14,824,623
Shares	Description	Value

	Ground Transportation — 0.3%
5,541	J.B. Hunt Transport Services, Inc.	$1,531,699
7,960	Uber Technologies, Inc. (a)	560,384
		2,092,083
	Health Care Equipment & Supplies — 0.2%
477	IDEXX Laboratories, Inc. (a)	268,804
5,240	ResMed, Inc.	998,587
		1,267,391
	Health Care Providers & Services — 3.2%
11,943	Cardinal Health, Inc.	2,350,383
18,802	Centene Corp. (a)	1,120,599
5,540	Cigna Group (The)	1,536,796
11,220	DaVita, Inc. (a)	2,180,719
3,360	Elevance Health, Inc.	1,321,118
9,664	HCA Healthcare, Inc.	3,658,211
4,491	Humana, Inc.	1,371,641
1,903	McKesson Corp.	1,412,863
7,602	UnitedHealth Group, Inc.	2,891,117
19,807	Universal Health Services, Inc., Class B	2,894,001
		20,737,448
	Health Care REITs — 0.5%
18,733	Ventas, Inc.	1,581,440
8,951	Welltower, Inc.	1,837,909
		3,419,349
	Hotel & Resort REITs — 0.5%
145,481	Host Hotels & Resorts, Inc.	3,343,153
	Hotels, Restaurants & Leisure — 1.1%
2,258	Booking Holdings, Inc.	378,057
43,536	Carnival Corp. Ltd.	1,221,620
11,080	Expedia Group, Inc.	2,501,753
24,484	Las Vegas Sands Corp.	1,238,156
4,830	Marriott International, Inc., Class A	1,814,148
		7,153,734
	Household Durables — 0.5%
10,462	PulteGroup, Inc.	1,236,399
13,707	Toll Brothers, Inc.	1,898,968
		3,135,367
	Household Products — 0.6%
41,197	Colgate-Palmolive Co.	3,713,086
	Independent Power and Renewable Electricity Producers — 0.2%
7,632	Vistra Corp.	1,222,875

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 4.2%
2,666	Aflac, Inc.	$299,712
22,529	Allstate (The) Corp.	4,643,002
17,849	American International Group, Inc.	1,324,931
28,142	Arch Capital Group Ltd. (a)	2,514,206
11,944	Chubb Ltd.	3,723,303
1,634	Everest Group Ltd.	529,465
16,505	Globe Life, Inc.	2,529,226
9,676	Hartford Insurance Group (The), Inc.	1,230,110
44,937	Loews Corp.	4,653,226
3,159	Principal Financial Group, Inc.	327,335
13,640	Travelers (The) Cos., Inc.	3,981,380
14,420	Unum Group	1,200,177
		26,956,073
	Interactive Media & Services — 7.8%
110,760	Alphabet, Inc., Class A	42,126,459
87,664	Match Group, Inc.	3,167,300
8,055	Meta Platforms, Inc., Class A	5,094,868
		50,388,627
	IT Services — 1.9%
13,154	Accenture PLC, Class A	2,460,719
49,816	Cognizant Technology Solutions Corp., Class A	2,777,491
16,788	EPAM Systems, Inc. (a)	1,720,098
9,497	Gartner, Inc. (a)	1,540,413
6,273	GoDaddy, Inc., Class A (a)	538,412
4,541	International Business Machines Corp.	1,352,310
6,670	Twilio, Inc., Class A (a)	1,271,569
2,385	VeriSign, Inc.	680,631
		12,341,643
	Leisure Products — 0.0%
2,960	Hasbro, Inc.	255,063
	Machinery — 2.1%
4,650	Caterpillar, Inc.	4,072,795
2,697	Cummins, Inc.	1,743,961
25,713	Fortive Corp.	1,499,582
17,551	Mueller Industries, Inc.	2,257,059
19,328	Pentair PLC	1,369,196
6,721	Snap-on, Inc.	2,494,902
		13,437,495
	Media — 0.4%
29,669	Fox Corp., Class A	1,896,443
11,488	Omnicom Group, Inc.	835,292
		2,731,735
	Metals & Mining — 2.4%
55,978	Newmont Corp.	6,146,944
Shares	Description	Value

	Metals & Mining (Continued)
3,174	Nucor Corp.	$793,500
12,268	Reliance, Inc.	4,671,286
15,409	Southern Copper Corp.	2,947,742
2,991	Steel Dynamics, Inc.	778,109
		15,337,581
	Multi-Utilities — 0.9%
57,845	Consolidated Edison, Inc.	6,110,167
	Oil, Gas & Consumable Fuels — 4.3%
75,167	APA Corp.	2,738,334
15,587	Chevron Corp.	2,844,004
63,220	Devon Energy Corp.	2,812,658
37,086	EOG Resources, Inc.	4,946,531
41,383	Exxon Mobil Corp.	6,011,294
56,803	HF Sinclair Corp.	3,969,962
24,709	Ovintiv, Inc.	1,384,692
37,626	Permian Resources Corp., Class A	723,548
10,954	Valero Energy Corp.	2,681,758
		28,112,781
	Passenger Airlines — 0.4%
17,764	Delta Air Lines, Inc.	1,465,175
9,206	United Airlines Holdings, Inc. (a)	1,056,849
		2,522,024
	Pharmaceuticals — 1.6%
52,258	Bristol-Myers Squibb Co.	2,988,113
15,140	Johnson & Johnson	3,411,496
18,827	Merck & Co., Inc.	2,235,142
56,807	Pfizer, Inc.	1,487,207
24,790	Viatris, Inc.	403,085
		10,525,043
	Professional Services — 1.3%
2,557	Automatic Data Processing, Inc.	567,245
9,748	Broadridge Financial Solutions, Inc.	1,498,463
18,553	Leidos Holdings, Inc.	2,371,073
18,193	SS&C Technologies Holdings, Inc.	1,228,391
30,954	UL Solutions, Inc., Class A	3,079,923
		8,745,095
	Real Estate Management & Development — 0.4%
6,839	CBRE Group, Inc., Class A (a)	855,149
6,278	Jones Lang LaSalle, Inc. (a)	1,772,342
		2,627,491

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 16.4%
4,740	Advanced Micro Devices, Inc. (a)	$2,446,314
3,543	Analog Devices, Inc.	1,466,271
12,657	Applied Materials, Inc.	5,696,409
45,364	Broadcom, Inc.	20,267,274
1,633	KLA Corp.	3,138,152
30,128	Lam Research Corp.	9,586,127
4,982	Lattice Semiconductor Corp. (a)	732,753
2,445	Micron Technology, Inc.	2,374,095
235,443	NVIDIA Corp.	49,711,435
11,028	ON Semiconductor Corp. (a)	1,330,197
16,276	QUALCOMM, Inc.	4,085,602
4,555	Semtech Corp. (a)	694,820
11,633	Skyworks Solutions, Inc.	905,629
4,156	Teradyne, Inc.	1,555,632
8,401	Texas Instruments, Inc.	2,568,018
		106,558,728
	Software — 6.1%
11,750	Adobe, Inc. (a)	3,045,717
1,141	AppLovin Corp., Class A (a)	699,536
3,350	Datadog, Inc., Class A (a)	828,623
24,150	Docusign, Inc. (a)	1,268,358
5,592	Fortinet, Inc. (a)	771,528
57,548	Gen Digital, Inc.	1,484,163
5,188	Intuit, Inc.	1,719,978
51,839	Microsoft Corp.	23,339,991
12,795	Salesforce, Inc.	2,445,125
4,501	Workday, Inc., Class A (a)	658,001
29,575	Zoom Communications, Inc. (a)	3,004,524
		39,265,544
	Specialized REITs — 1.0%
59,814	Gaming and Leisure Properties, Inc.	2,809,463
12,150	Lamar Advertising Co., Class A	1,852,389
57,389	VICI Properties, Inc.	1,619,518
		6,281,370
	Specialty Retail — 1.8%
23,899	Best Buy Co., Inc.	1,862,927
17,220	Ross Stores, Inc.	3,990,391
29,486	TJX (The) Cos., Inc.	4,562,958
2,639	Ulta Beauty, Inc. (a)	1,342,855
		11,759,131
	Technology Hardware, Storage & Peripherals — 9.1%
131,894	Apple, Inc.	41,158,842
4,433	Dell Technologies, Inc., Class C	1,865,894
44,960	HP, Inc.	1,215,718
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
20,453	NetApp, Inc.	$3,564,753
1,327	Sandisk Corp. (a)	2,249,238
8,721	Seagate Technology Holdings PLC	7,672,736
2,556	Western Digital Corp.	1,357,773
		59,084,954
	Textiles, Apparel & Luxury Goods — 1.0%
9,675	Deckers Outdoor Corp. (a)	1,101,499
4,384	Lululemon Athletica, Inc. (a)	575,093
7,717	Ralph Lauren Corp.	2,808,216
15,712	Tapestry, Inc.	2,285,468
		6,770,276
	Tobacco — 1.0%
93,950	Altria Group, Inc.	6,537,041
	Trading Companies & Distributors — 0.8%
22,206	Fastenal Co.	981,505
9,924	Ferguson Enterprises, Inc.	2,242,527
1,626	W.W. Grainger, Inc.	2,006,874
		5,230,906
	Total Common Stocks	647,551,002
	(Cost $550,715,216)
MONEY MARKET FUNDS — 0.1%
770,811	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (b)	770,811
	(Cost $770,811)

	Total Investments — 100.0%	648,321,813
	(Cost $551,486,027)
	Net Other Assets and Liabilities — (0.0)%	(126,718)
	Net Assets — 100.0%	$648,195,095

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$647,551,002	$647,551,002	$—	$—
Money Market Funds	770,811	770,811	—	—
Total Investments	$648,321,813	$648,321,813	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.1%
7,759	ATI, Inc. (a)	$1,359,066
1,984	Curtiss-Wright Corp.	1,483,258
2,551	Moog, Inc., Class A	918,284
3,497	Woodward, Inc.	1,224,055
		4,984,663
	Air Freight & Logistics — 0.4%
3,483	C.H. Robinson Worldwide, Inc.	622,238
	Automobile Components — 2.3%
32,115	BorgWarner, Inc.	2,306,500
6,943	Lear Corp.	993,682
3,266	Visteon Corp.	386,335
		3,686,517
	Banks — 3.9%
9,605	Bank OZK	464,786
2,895	BOK Financial Corp.	370,676
15,367	Cathay General Bancorp	886,061
13,072	Central BanCo, Inc.	371,245
38,407	First Horizon Corp.	930,602
13,721	Hancock Whitney Corp.	934,674
2,649	Home BancShares, Inc.	70,887
5,675	International Bancshares Corp.	409,508
8,114	Popular, Inc.	1,205,172
10,453	Prosperity Bancshares, Inc.	720,839
		6,364,450
	Beverages — 0.7%
4,613	Coca-Cola Consolidated, Inc.	799,248
7,258	Molson Coors Beverage Co., Class B	286,909
		1,086,157
	Biotechnology — 3.7%
18,230	BioMarin Pharmaceutical, Inc. (a)	1,044,397
32,938	Exelixis, Inc. (a)	1,662,710
15,633	Halozyme Therapeutics, Inc. (a)	1,040,220
7,994	Incyte Corp. (a)	773,339
906	Neurocrine Biosciences, Inc. (a)	143,420
937	Protagonist Therapeutics, Inc. (a)	93,288
1,112	PTC Therapeutics, Inc. (a)	82,121
2,936	TG Therapeutics, Inc. (a)	111,392
1,865	United Therapeutics Corp. (a)	1,038,469
		5,989,356
	Broadline Retail — 1.0%
1,498	Dillard’s, Inc., Class A	884,135
2,350	Etsy, Inc. (a)	159,612
23,756	Macy’s, Inc.	516,930
		1,560,677
Shares	Description	Value

	Building Products — 2.2%
12,100	A.O. Smith Corp.	$686,312
2,783	Builders FirstSource, Inc. (a)	212,231
1,332	Carlisle Cos., Inc.	459,287
8,036	Fortune Brands Innovations, Inc.	312,922
1,056	Masco Corp.	74,184
3,668	Owens Corning	461,508
9,952	UFP Industries, Inc.	806,112
10,767	Zurn Elkay Water Solutions Corp.	506,049
		3,518,605
	Capital Markets — 2.5%
4,251	Affiliated Managers Group, Inc.	1,287,415
29,893	Federated Hermes, Inc.	1,675,802
11,099	Franklin Resources, Inc.	344,291
2,953	SEI Investments Co.	259,510
2,177	Stifel Financial Corp.	152,716
4,140	Victory Capital Holdings, Inc., Class A	350,037
		4,069,771
	Chemicals — 1.8%
8,644	Avient Corp.	306,170
6,169	Cabot Corp.	539,849
10,853	CF Industries Holdings, Inc.	1,219,335
1,119	Eastman Chemical Co.	84,898
10,937	Element Solutions, Inc.	464,057
396	NewMarket Corp.	306,338
		2,920,647
	Commercial Services & Supplies — 0.7%
2,959	Brink’s (The) Co.	307,795
8,071	HNI Corp.	251,735
20,614	Tetra Tech, Inc.	566,679
		1,126,209
	Communications Equipment — 3.1%
1,273	Ciena Corp. (a)	738,633
2,520	F5, Inc. (a)	966,294
1,099	Lumentum Holdings, Inc. (a)	939,601
35,999	NetScout Systems, Inc. (a)	1,498,278
19,389	Viavi Solutions, Inc. (a)	941,530
		5,084,336
	Construction & Engineering — 2.6%
3,518	API Group Corp. (a)	144,238
709	Comfort Systems USA, Inc.	1,296,201
1,244	Dycom Industries, Inc. (a)	634,440
851	EMCOR Group, Inc.	703,624
999	Everus Construction Group, Inc. (a)	148,621
1,029	MasTec, Inc. (a)	389,343

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
799	MYR Group, Inc. (a)	$371,583
1,033	Valmont Industries, Inc.	536,963
		4,225,013
	Consumer Finance — 0.7%
5,171	FirstCash Holdings, Inc.	1,137,155
	Consumer Staples Distribution & Retail — 1.9%
21,520	Albertsons Cos., Inc., Class A	335,927
2,645	Casey’s General Stores, Inc.	2,029,085
2,241	PriceSmart, Inc.	380,948
4,089	US Foods Holding Corp. (a)	334,685
		3,080,645
	Containers & Packaging — 0.6%
6,188	Crown Holdings, Inc.	588,355
4,309	Greif, Inc., Class A	272,889
1,489	Sonoco Products Co.	72,485
		933,729
	Distributors — 0.1%
8,278	LKQ Corp.	224,499
	Diversified Consumer Services — 1.1%
21,429	H&R Block, Inc.	824,802
9,991	Stride, Inc. (a)	922,969
		1,747,771
	Diversified REITs — 0.5%
10,832	WP Carey, Inc.	806,117
	Electric Utilities — 0.2%
1,927	NRG Energy, Inc.	258,372
	Electrical Equipment — 3.4%
1,719	Acuity, Inc.	524,484
8,155	Atkore, Inc.	675,316
2,583	Bloom Energy Corp., Class A (a)	736,155
6,155	EnerSys	1,403,155
3,970	nVent Electric PLC	662,950
864	Powell Industries, Inc.	245,739
16,093	Sensata Technologies Holding PLC	794,833
1,451	Vicor Corp. (a)	485,853
		5,528,485
	Electronic Equipment, Instruments & Components — 6.7%
2,234	Advanced Energy Industries, Inc.	675,070
5,516	Arrow Electronics, Inc. (a)	1,183,899
9,630	Avnet, Inc.	837,136
1,498	CDW Corp.	187,924
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
4,089	Cognex Corp.	$269,261
19,891	Flex Ltd. (a)	2,999,165
758	Insight Enterprises, Inc. (a)	80,636
3,497	Itron, Inc. (a)	288,432
2,302	Jabil, Inc.	839,217
593	Littelfuse, Inc.	276,854
950	Plexus Corp. (a)	254,942
1,162	Sanmina Corp. (a)	301,806
5,313	TD SYNNEX Corp.	1,388,181
3,727	TTM Technologies, Inc. (a)	647,454
596	Vishay Intertechnology, Inc.	31,022
7,402	Vontier Corp.	210,069
1,324	Zebra Technologies Corp., Class A (a)	322,566
		10,793,634
	Energy Equipment & Services — 1.4%
5,130	Kodiak Gas Services, Inc.	342,941
7,890	Liberty Energy, Inc.	230,861
24,722	TechnipFMC PLC	1,691,479
805	Weatherford International PLC	83,430
		2,348,711
	Entertainment — 0.5%
2,205	Madison Square Garden Sports Corp. (a)	825,309
	Financial Services — 2.5%
24,307	Enact Holdings, Inc.	1,015,790
15,650	Essent Group Ltd.	905,978
3,319	Euronet Worldwide, Inc. (a)	240,561
41,900	MGIC Investment Corp.	1,056,718
20,895	Radian Group, Inc.	713,564
7,760	Western Union (The) Co.	63,089
		3,995,700
	Food Products — 0.5%
8,028	Cal-Maine Foods, Inc.	599,852
27,206	Flowers Foods, Inc.	207,854
		807,706
	Gas Utilities — 1.6%
18,254	National Fuel Gas Co.	1,410,121
34,631	UGI Corp.	1,209,315
		2,619,436
	Ground Transportation — 0.8%
1,620	Landstar System, Inc.	335,178
29,942	Lyft, Inc., Class A (a)	422,482
2,244	Ryder System, Inc.	562,907
		1,320,567

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 1.2%
4,715	Align Technology, Inc. (a)	$824,889
21,216	Envista Holdings Corp. (a)	499,637
6,510	Lantheus Holdings, Inc. (a)	646,443
		1,970,969
	Health Care Providers & Services — 3.1%
17,860	BrightSpring Health Services, Inc. (a)	1,101,605
3,111	Cardinal Health, Inc.	612,245
950	Chemed Corp.	405,089
2,502	DaVita, Inc. (a)	486,289
2,534	Ensign Group (The), Inc.	424,825
3,985	Guardant Health, Inc. (a)	516,815
4,614	Henry Schein, Inc. (a)	353,340
4,637	Molina Healthcare, Inc. (a)	804,983
6,483	Option Care Health, Inc. (a)	135,300
950	Universal Health Services, Inc., Class B	138,805
		4,979,296
	Health Care REITs — 1.8%
5,421	American Healthcare REIT, Inc.	265,033
9,688	CareTrust REIT, Inc.	395,464
22,138	Healthcare Realty Trust, Inc.	440,989
22,624	Omega Healthcare Investors, Inc.	1,057,898
37,593	Sabra Health Care REIT, Inc.	747,725
		2,907,109
	Health Care Technology — 0.3%
23,780	Doximity, Inc., Class A (a)	508,892
	Hotel & Resort REITs — 1.6%
75,535	Apple Hospitality REIT, Inc.	1,109,609
44,846	Host Hotels & Resorts, Inc.	1,030,561
34,102	Park Hotels & Resorts, Inc.	413,658
		2,553,828
	Hotels, Restaurants & Leisure — 0.4%
10,059	Aramark	536,949
1,461	Boyd Gaming Corp.	120,796
		657,745
	Household Durables — 1.6%
848	Installed Building Products, Inc.	178,063
1,552	KB Home	75,831
5,167	PulteGroup, Inc.	610,636
12,202	Taylor Morrison Home Corp. (a)	713,817
6,730	Toll Brothers, Inc.	932,374
		2,510,721
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 0.2%
921	Talen Energy Corp. (a)	$356,243
	Insurance — 3.3%
5,575	Globe Life, Inc.	854,313
3,729	Hanover Insurance Group (The), Inc.	694,340
1,688	Kemper Corp.	41,643
3,721	Mercury General Corp.	364,770
17,211	Old Republic International Corp.	640,765
5,636	RenaissanceRe Holdings Ltd.	1,580,053
14,287	Unum Group	1,189,107
		5,364,991
	Interactive Media & Services — 0.8%
11,310	Match Group, Inc.	408,630
19,233	Ziff Davis, Inc. (a)	866,832
		1,275,462
	IT Services — 1.7%
42,488	DXC Technology Co. (a)	421,056
5,823	EPAM Systems, Inc. (a)	596,625
16,350	Everforth, Inc. (a)	370,818
2,576	Gartner, Inc. (a)	417,827
2,352	GoDaddy, Inc., Class A (a)	201,872
13,520	Kyndryl Holdings, Inc. (a)	168,595
3,333	Twilio, Inc., Class A (a)	635,403
		2,812,196
	Leisure Products — 0.4%
3,832	Hasbro, Inc.	330,204
16,626	Mattel, Inc. (a)	248,392
		578,596
	Machinery — 6.7%
8,041	Allison Transmission Holdings, Inc.	912,895
5,953	Atmus Filtration Technologies, Inc.	278,481
4,881	Donaldson Co., Inc.	399,608
1,416	ESCO Technologies, Inc.	413,330
36,345	Kennametal, Inc.	1,192,116
621	Lincoln Electric Holdings, Inc.	160,522
3,374	Middleby (The) Corp. (a)	523,004
15,962	Mueller Industries, Inc.	2,052,713
7,167	Mueller Water Products, Inc., Class A	180,680
7,322	Oshkosh Corp.	951,860
1,056	RBC Bearings, Inc. (a)	603,990
2,285	Snap-on, Inc.	848,215
8,557	Timken (The) Co.	1,095,125

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
6,220	Toro (The) Co.	$559,054
2,089	Watts Water Technologies, Inc., Class A	645,459
		10,817,052
	Marine Transportation — 0.9%
8,130	Matson, Inc.	1,473,969
	Media — 0.2%
5,301	New York Times (The) Co., Class A	398,688
	Metals & Mining — 2.8%
20,977	Alcoa Corp.	1,628,654
8,686	Century Aluminum Co. (a)	573,015
17,397	Coeur Mining, Inc.	336,110
25,693	Hecla Mining Co.	456,565
2,498	Reliance, Inc.	951,164
2,311	Royal Gold, Inc.	518,773
		4,464,281
	Office REITs — 0.1%
5,703	COPT Defense Properties	182,838
	Oil, Gas & Consumable Fuels — 3.0%
22,076	Antero Midstream Corp.	462,713
34,190	APA Corp.	1,245,542
12,223	Chord Energy Corp.	1,611,847
10,423	CNX Resources Corp. (a)	351,151
14,954	HF Sinclair Corp.	1,045,135
6,968	Peabody Energy Corp.	188,484
		4,904,872
	Personal Care Products — 0.4%
103,377	Nu Skin Enterprises, Inc., Class A	598,553
	Pharmaceuticals — 1.0%
2,075	Axsome Therapeutics, Inc. (a)	486,546
2,794	Jazz Pharmaceuticals PLC (a)	660,753
3,597	Liquidia Corp. (a)	222,510
4,970	Perrigo Co. PLC	54,919
1,135	Prestige Consumer Healthcare, Inc. (a)	53,947
6,304	Viatris, Inc.	102,503
		1,581,178
	Professional Services — 2.7%
4,256	Booz Allen Hamilton Holding Corp.	336,990
902	CACI International, Inc., Class A (a)	463,186
16,041	Concentrix Corp.	453,800
29,302	Genpact Ltd.	965,501
Shares	Description	Value

	Professional Services (Continued)
16,571	KBR, Inc.	$579,156
2,366	ManpowerGroup, Inc.	74,837
8,686	Maximus, Inc.	537,924
3,061	Paycom Software, Inc.	427,530
867	Paylocity Holding Corp. (a)	99,644
4,246	Science Applications International Corp.	442,433
		4,381,001
	Real Estate Management & Development — 0.6%
3,603	Jones Lang LaSalle, Inc. (a)	1,017,163
	Retail REITs — 0.3%
3,426	Brixmor Property Group, Inc.	104,698
16,097	Kite Realty Group Trust	441,380
		546,078
	Semiconductors & Semiconductor Equipment — 3.8%
7,690	Axcelis Technologies, Inc. (a)	1,156,653
7,694	Cirrus Logic, Inc. (a)	1,307,595
2,796	FormFactor, Inc. (a)	348,354
3,484	Lattice Semiconductor Corp. (a)	512,427
3,546	MACOM Technology Solutions Holdings, Inc. (a)	1,293,014
1,966	MaxLinear, Inc. (a)	182,700
1,789	MKS, Inc.	580,101
9,818	Skyworks Solutions, Inc.	764,331
		6,145,175
	Software — 2.6%
10,688	BILL Holdings, Inc. (a)	395,670
1,295	Commvault Systems, Inc. (a)	153,781
13,239	Docusign, Inc. (a)	695,312
13,651	Dolby Laboratories, Inc., Class A	761,862
16,410	Dropbox, Inc., Class A (a)	441,101
2,587	Gen Digital, Inc.	66,719
1,115	InterDigital, Inc.	281,081
11,021	Pegasystems, Inc.	393,780
1,811	Qualys, Inc. (a)	197,924
25,611	Teradata Corp. (a)	872,055
		4,259,285
	Specialized REITs — 1.8%
19,280	EPR Properties	1,099,924
22,620	Gaming and Leisure Properties, Inc.	1,062,461
11,327	Outfront Media, Inc.	365,182
17,286	Rayonier, Inc.	361,105
		2,888,672

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 2.5%
9,832	Abercrombie & Fitch Co., Class A (a)	$759,227
11,697	Academy Sports & Outdoors, Inc.	617,602
8,871	American Eagle Outfitters, Inc.	140,162
12,819	Bath & Body Works, Inc.	256,636
2,573	Best Buy Co., Inc.	200,565
4,353	Five Below, Inc. (a)	989,698
9,888	Gap (The), Inc.	209,131
285	Murphy USA, Inc.	144,219
5,287	Victoria’s Secret & Co. (a)	290,785
2,526	Williams-Sonoma, Inc.	514,218
		4,122,243
	Technology Hardware, Storage & Peripherals — 0.6%
5,477	NetApp, Inc.	954,586
	Textiles, Apparel & Luxury Goods — 2.0%
2,298	Columbia Sportswear Co.	152,082
7,846	Crocs, Inc. (a)	931,085
6,222	PVH Corp.	580,388
1,889	Ralph Lauren Corp.	687,407
6,257	Tapestry, Inc.	910,143
		3,261,105
	Trading Companies & Distributors — 1.0%
628	Applied Industrial Technologies, Inc.	190,793
5,971	Boise Cascade Co.	416,298
1,390	MSC Industrial Direct Co., Inc., Class A	152,163
5,773	Rush Enterprises, Inc., Class A	400,242
1,182	WESCO International, Inc.	426,903
		1,586,399
	Total Common Stocks	161,725,661
	(Cost $142,791,671)
MONEY MARKET FUNDS — 0.1%
265,761	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (b)	265,761
	(Cost $265,761)

	Total Investments — 100.0%	161,991,422
	(Cost $143,057,432)
	Net Other Assets and Liabilities — (0.0)%	(54,204)
	Net Assets — 100.0%	$161,937,218

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$161,725,661	$161,725,661	$—	$—
Money Market Funds	265,761	265,761	—	—
Total Investments	$161,991,422	$161,991,422	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.3%
5,236	Astronics Corp. (a)	$455,532
1,190	Carpenter Technology Corp.	558,086
8,111	Park Aerospace Corp.	258,498
		1,272,116
	Automobile Components — 1.3%
11,124	Dana, Inc.	393,901
20,280	Garrett Motion, Inc.	664,373
3,433	Phinia, Inc.	265,233
		1,323,507
	Banks — 6.6%
9,917	Amalgamated Financial Corp.	411,357
27,231	Ames National Corp.	782,619
1,734	Bank First Corp.	241,061
5,758	Bank of NT Butterfield & Son (The) Ltd.	325,097
10,778	Carter Bankshares, Inc.	294,239
923	Cathay General Bancorp	53,220
1,416	City Holding Co.	176,023
9,454	First BanCorp	226,707
8,379	First Financial Bancorp	257,738
6,740	First Financial Corp.	466,273
736	Hancock Whitney Corp.	50,136
10,237	Heritage Financial Corp.	278,958
2,704	Hilltop Holdings, Inc.	101,995
2,655	Metropolitan Bank Holding Corp.	237,676
19,605	Northeast Community Bancorp, Inc.	475,225
5,146	OFG Bancorp	234,452
3,602	Peoples Bancorp of North Carolina, Inc.	151,644
415	Preferred Bank	39,765
4,586	S&T Bancorp, Inc.	206,783
13,428	TrustCo Bank Corp.	695,705
5,772	Trustmark Corp.	254,892
6,638	WaFd, Inc.	236,047
3,604	WSFS Financial Corp.	257,506
		6,455,118
	Biotechnology — 5.1%
1,517	ACADIA Pharmaceuticals, Inc. (a)	32,858
5,062	Alkermes PLC (a)	213,566
6,876	AnaptysBio, Inc. (a)	382,787
9,018	Arcutis Biotherapeutics, Inc. (a)	193,526
6,321	Aurinia Pharmaceuticals, Inc. (a)	96,901
18,243	Emergent BioSolutions, Inc. (a)	166,376
5,253	Halozyme Therapeutics, Inc. (a)	349,535
1,526	Inhibrx Biosciences, Inc. (a)	158,719
Shares	Description	Value

	Biotechnology (Continued)
9,230	Kiniksa Pharmaceuticals International PLC (a)	$446,547
1,772	Krystal Biotech, Inc. (a)	547,601
2,555	Mirum Pharmaceuticals, Inc. (a)	259,333
4,318	Oruka Therapeutics, Inc. (a)	252,733
3,261	Protagonist Therapeutics, Inc. (a)	324,665
3,003	PTC Therapeutics, Inc. (a)	221,772
17,221	Rigel Pharmaceuticals, Inc. (a)	525,068
9,842	TG Therapeutics, Inc. (a)	373,405
5,759	Travere Therapeutics, Inc. (a)	271,710
3,973	Veracyte, Inc. (a)	184,109
		5,001,211
	Broadline Retail — 0.8%
28,264	Kohl’s Corp.	405,871
17,772	Macy’s, Inc.	386,719
		792,590
	Building Products — 0.9%
6,978	Apogee Enterprises, Inc.	268,025
6,529	Fortune Brands Innovations, Inc.	254,239
4,096	Gibraltar Industries, Inc. (a)	158,311
32,994	Janus International Group, Inc. (a)	176,188
1,286	Zurn Elkay Water Solutions Corp.	60,442
		917,205
	Capital Markets — 1.0%
4,066	Acadian Asset Management, Inc.	294,012
3,120	Federated Hermes, Inc.	174,907
1,493	PJT Partners, Inc., Class A	228,280
1,456	Victory Capital Holdings, Inc., Class A	123,105
1,293	Virtus Investment Partners, Inc.	184,938
		1,005,242
	Chemicals — 0.6%
9,835	Perimeter Solutions, Inc. (a)	317,474
2,006	Sensient Technologies Corp.	228,383
		545,857
	Commercial Services & Supplies — 2.2%
6,704	ABM Industries, Inc.	261,858
1,045	Brady Corp., Class A	89,954
1,322	Cimpress PLC (a)	130,296
12,735	Deluxe Corp.	309,333
10,279	Ennis, Inc.	210,308
3,010	Healthcare Services Group, Inc. (a)	62,006
4,937	HNI Corp.	153,985
19,217	Interface, Inc.	568,823
3,241	Liquidity Services, Inc. (a)	117,357

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
2,477	MillerKnoll, Inc.	$40,078
12,335	Pitney Bowes, Inc.	198,594
		2,142,592
	Communications Equipment — 3.0%
3,085	Digi International, Inc. (a)	206,078
38,769	Harmonic, Inc. (a)	585,799
13,256	NetScout Systems, Inc. (a)	551,715
24,898	Viavi Solutions, Inc. (a)	1,209,047
32,790	Vistance Networks, Inc. (a)	409,219
		2,961,858
	Construction & Engineering — 3.1%
324	Comfort Systems USA, Inc.	592,340
214	Dycom Industries, Inc. (a)	109,140
592	EMCOR Group, Inc.	489,478
759	IES Holdings, Inc. (a)	514,868
499	MYR Group, Inc. (a)	232,065
990	NWPX Infrastructure, Inc. (a)	116,780
924	Sterling Infrastructure, Inc. (a)	795,416
3,127	Tutor Perini Corp.	223,549
		3,073,636
	Consumer Finance — 1.3%
4,287	Bread Financial Holdings, Inc.	381,843
933	Dave, Inc. (a)	263,629
3,737	Encore Capital Group, Inc. (a)	298,699
9,539	EZCORP, Inc., Class A (a)	297,998
330	FirstCash Holdings, Inc.	72,570
		1,314,739
	Consumer Staples Distribution & Retail — 0.3%
1,745	PriceSmart, Inc.	296,633
	Containers & Packaging — 0.3%
13,016	Myers Industries, Inc.	296,765
	Distributors — 0.5%
8,916	GigaCloud Technology, Inc., Class A (a)	321,333
4,176	Gold.com, Inc.	176,686
		498,019
	Diversified Consumer Services — 2.4%
7,784	American Public Education, Inc. (a)	385,074
11,089	H&R Block, Inc.	426,816
7,936	Laureate Education, Inc. (a)	253,873
14,001	Lincoln Educational Services Corp. (a)	648,526
Shares	Description	Value

	Diversified Consumer Services (Continued)
10,203	Perdoceo Education Corp.	$330,373
3,416	Stride, Inc. (a)	315,570
		2,360,232
	Diversified Telecommunication Services — 0.6%
4,642	Anterix, Inc. (a)	297,181
4,023	Bandwidth, Inc., Class A (a)	261,374
		558,555
	Electric Utilities — 0.4%
25,380	Hawaiian Electric Industries, Inc. (a)	337,554
778	Otter Tail Corp.	67,421
		404,975
	Electrical Equipment — 4.2%
3,209	Atkore, Inc.	265,737
7,371	Babcock & Wilcox Enterprises, Inc. (a)	135,995
6,551	Bloom Energy Corp., Class A (a)	1,867,035
2,978	EnerSys	678,895
2,287	Powell Industries, Inc.	650,469
131	Preformed Line Products Co.	48,446
1,413	Vicor Corp. (a)	473,129
		4,119,706
	Electronic Equipment, Instruments & Components — 5.5%
2,282	Bel Fuse, Inc., Class B	626,455
1,302	Benchmark Electronics, Inc.	109,967
19,728	Daktronics, Inc. (a)	407,975
2,720	Insight Enterprises, Inc. (a)	289,354
2,321	Itron, Inc. (a)	191,436
8,695	LightPath Technologies, Inc., Class A (a)	147,641
10,169	nLight, Inc. (a)	753,726
4,516	PC Connection, Inc.	314,268
805	Rogers Corp. (a)	113,924
10,519	ScanSource, Inc. (a)	486,714
6,943	TTM Technologies, Inc. (a)	1,206,138
4,863	Vishay Intertechnology, Inc.	253,119
2,422	Vishay Precision Group, Inc. (a)	303,501
8,492	Vontier Corp.	241,003
		5,445,221
	Energy Equipment & Services — 2.0%
6,590	Forum Energy Technologies, Inc. (a)	330,950
4,732	Kodiak Gas Services, Inc.	316,334
10,412	Liberty Energy, Inc.	304,655
2,953	Nabors Industries Ltd. (a)	273,537

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
10,241	National Energy Services Reunited Corp. (a)	$249,368
26,849	Patterson-UTI Energy, Inc.	300,977
22,019	TETRA Technologies, Inc. (a)	225,254
		2,001,075
	Entertainment — 1.4%
21,410	Lionsgate Studios Corp. (a)	307,233
5,692	Madison Square Garden Entertainment Corp. (a)	401,457
4,656	Sphere Entertainment Co. (a)	644,763
		1,353,453
	Financial Services — 2.2%
5,336	Enact Holdings, Inc.	222,991
4,329	Essent Group Ltd.	250,606
2,607	Euronet Worldwide, Inc. (a)	188,955
13,778	MGIC Investment Corp.	347,481
8,301	NMI Holdings, Inc. (a)	298,006
47,444	Pagseguro Digital Ltd., Class A	443,601
9,113	Radian Group, Inc.	311,209
8,884	StoneCo Ltd., Class A	101,722
4,450	Western Union (The) Co.	36,179
		2,200,750
	Food Products — 0.8%
3,932	Cal-Maine Foods, Inc.	293,799
1,122	Fresh Del Monte Produce, Inc.	36,061
3,417	Seneca Foods Corp., Class A (a)	491,331
		821,191
	Gas Utilities — 0.1%
2,849	MDU Resources Group, Inc.	60,057
	Ground Transportation — 0.3%
20,132	Heartland Express, Inc.	301,779
	Health Care Equipment & Supplies — 3.2%
7,098	Axogen, Inc. (a)	280,229
8,063	CONMED Corp.	287,849
3,159	Embecta Corp.	10,678
3,571	Envista Holdings Corp. (a)	84,097
2,091	Globus Medical, Inc., Class A (a)	171,211
31,780	Inmode Ltd. (a)	442,695
1,449	Inspire Medical Systems, Inc. (a)	59,931
2,406	iRadimed Corp.	218,128
1,656	iRhythm Holdings, Inc. (a)	188,618
5,070	Lantheus Holdings, Inc. (a)	503,451
1,638	LeMaitre Vascular, Inc.	155,037
1,655	LivaNova PLC (a)	122,139
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
6,433	Omnicell, Inc. (a)	$283,953
12,981	Tactile Systems Technology, Inc. (a)	319,462
		3,127,478
	Health Care Providers & Services — 3.5%
3,143	Addus HomeCare Corp. (a)	288,150
4,015	Astrana Health, Inc. (a)	151,044
7,616	BrightSpring Health Services, Inc. (a)	469,755
35,156	Brookdale Senior Living, Inc. (a)	452,458
3,379	Guardant Health, Inc. (a)	438,222
5,774	Guardian Pharmacy Services, Inc., Class A (a)	223,685
4,693	National HealthCare Corp.	865,483
3,840	PACS Group, Inc. (a)	140,736
13,883	Pediatrix Medical Group, Inc. (a)	299,040
6,404	Progyny, Inc. (a)	163,686
		3,492,259
	Health Care REITs — 0.8%
7,639	CareTrust REIT, Inc.	311,824
3,025	National Health Investors, Inc.	221,702
13,134	Sabra Health Care REIT, Inc.	261,235
		794,761
	Health Care Technology — 0.7%
20,931	Certara, Inc. (a)	121,819
33,964	Phreesia, Inc. (a)	334,885
13,858	Simulations Plus, Inc. (a)	237,110
		693,814
	Hotel & Resort REITs — 0.0%
3,297	Apple Hospitality REIT, Inc.	48,433
	Hotels, Restaurants & Leisure — 0.3%
1,825	Brinker International, Inc. (a)	259,843
	Household Durables — 0.5%
2,856	Helen of Troy Ltd. (a)	77,512
1,010	M/I Homes, Inc. (a)	132,936
10,171	Sonos, Inc. (a)	160,498
2,133	Taylor Morrison Home Corp. (a)	124,781
		495,727
	Household Products — 0.1%
675	Spectrum Brands Holdings, Inc.	53,116
	Independent Power and Renewable Electricity Producers — 0.1%
2,877	Hallador Energy Co. (a)	55,411

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial REITs — 0.5%
8,683	Innovative Industrial Properties, Inc.	$503,527
	Insurance — 3.1%
13,139	Hamilton Insurance Group Ltd., Class B	389,046
1,504	HCI Group, Inc.	231,721
20,247	Heritage Insurance Holdings, Inc. (a)	438,955
6,025	Mercury General Corp.	590,631
12,444	Pelagos Insurance Capital Ltd.	268,542
21,070	SiriusPoint Ltd. (a)	449,844
6,316	United Fire Group, Inc.	279,988
11,821	Universal Insurance Holdings, Inc.	437,613
		3,086,340
	Interactive Media & Services — 1.5%
16,426	Angi, Inc. (a)	96,256
42,766	Cars.com, Inc. (a)	439,635
9,626	EverQuote, Inc., Class A (a)	185,204
14,310	Yelp, Inc. (a)	326,268
9,261	Ziff Davis, Inc. (a)	417,393
		1,464,756
	IT Services — 0.8%
17,887	Everforth, Inc. (a)	405,677
7,610	Fastly, Inc., Class A (a)	135,191
2,066	Hackett Group (The), Inc.	23,821
20,842	Kyndryl Holdings, Inc. (a)	259,900
		824,589
	Leisure Products — 0.4%
4,276	Callaway Golf Co. (a)	65,850
19,387	Smith & Wesson Brands, Inc.	295,070
		360,920
	Life Sciences Tools & Services — 0.2%
10,411	Adaptive Biotechnologies Corp. (a)	157,727
64	Medpace Holdings, Inc. (a)	28,615
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d)	0
		186,342
	Machinery — 2.3%
728	Atmus Filtration Technologies, Inc.	34,056
12,779	Blue Bird Corp. (a)	866,033
4,005	Gorman-Rupp (The) Co.	300,175
14,055	Kennametal, Inc.	461,004
Shares	Description	Value

	Machinery (Continued)
1,986	Mueller Industries, Inc.	$255,399
9,137	Mueller Water Products, Inc., Class A	230,344
238	Watts Water Technologies, Inc., Class A	73,537
		2,220,548
	Marine Transportation — 1.0%
14,359	Costamare, Inc.	220,842
4,024	Matson, Inc.	729,551
		950,393
	Media — 0.7%
26,509	AMC Global Media, Inc. (a)	257,667
9,725	Scholastic Corp.	393,863
		651,530
	Metals & Mining — 2.9%
16,425	Caledonia Mining Corp. PLC	390,258
12,754	Coeur Mining, Inc.	246,407
16,005	Constellium SE (a)	548,331
27,001	Hecla Mining Co.	479,808
7,164	Hycroft Mining Holding Corp., Class A (a)	236,770
1,698	Kaiser Aluminum Corp.	309,104
16,075	SSR Mining, Inc. (a)	501,862
12,582	SunCoke Energy, Inc.	113,364
		2,825,904
	Multi-Utilities — 0.0%
985	Avista Corp.	40,848
	Office REITs — 0.3%
12,257	Postal Realty Trust, Inc., Class A	282,401
	Oil, Gas & Consumable Fuels — 4.7%
10,768	Ardmore Shipping Corp.	173,150
3,793	Chord Energy Corp.	500,183
15,040	DHT Holdings, Inc.	245,453
8,365	Dorian LPG Ltd.	336,440
7,895	Green Plains, Inc. (a)	123,715
583	Gulfport Energy Corp. (a)	98,288
2,321	International Seaways, Inc.	179,158
4,972	Navigator Holdings Ltd.	107,892
14,378	Par Pacific Holdings, Inc. (a)	807,469
7,899	Peabody Energy Corp.	213,668
2,799	Riley Exploration Permian, Inc.	93,095
7,973	Scorpio Tankers, Inc.	594,068
24,808	Talos Energy, Inc. (a)	363,933
19,832	Teekay Corp. Ltd.	227,473
8,458	Teekay Tankers Ltd., Class A	595,020
		4,659,005

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.2%
3,937	Sylvamo Corp.	$154,606
	Personal Care Products — 1.2%
48,162	Herbalife Ltd. (a)	576,017
62,972	Nu Skin Enterprises, Inc., Class A	364,608
13,206	USANA Health Sciences, Inc. (a)	241,670
		1,182,295
	Pharmaceuticals — 3.9%
3,191	ANI Pharmaceuticals, Inc. (a)	250,525
1,007	Corcept Therapeutics, Inc. (a)	69,976
44,070	CorMedix, Inc. (a)	371,951
14,337	Harmony Biosciences Holdings, Inc. (a)	452,906
12,992	Indivior Pharmaceuticals, Inc. (a)	467,972
21,494	Innoviva, Inc. (a)	460,402
597	Ligand Pharmaceuticals, Inc. (a)	138,480
9,869	Liquidia Corp. (a)	610,496
5,078	Pacira BioSciences, Inc. (a)	117,911
660	Prestige Consumer Healthcare, Inc. (a)	31,370
19,855	SIGA Technologies, Inc.	92,921
3,621	Supernus Pharmaceuticals, Inc. (a)	167,218
3,915	Tarsus Pharmaceuticals, Inc. (a)	232,551
17,232	Theravance Biopharma, Inc. (a)	276,746
9,718	Zevra Therapeutics, Inc. (a)	112,632
		3,854,057
	Professional Services — 3.1%
8,336	CBIZ, Inc. (a)	276,755
5,334	Concentrix Corp.	150,899
415	CRA International, Inc.	57,581
1,833	Huron Consulting Group, Inc. (a)	196,846
1,842	ICF International, Inc.	126,803
13,743	Kelly Services, Inc., Class A	159,694
9,428	Kforce, Inc.	443,022
581	Korn Ferry	40,658
4,961	Maximus, Inc.	307,235
6,531	Planet Labs PBC (a)	333,995
454	Science Applications International Corp.	47,307
57,872	TaskUS, Inc., Class A	366,330
3,957	TriNet Group, Inc.	180,756
3,992	Willdan Group, Inc. (a)	362,633
		3,050,514
	Real Estate Management & Development — 0.6%
13,465	Cushman & Wakefield Ltd. (a)	167,505
Shares	Description	Value

	Real Estate Management & Development (Continued)
9,654	Forestar Group, Inc. (a)	$265,195
8,929	RMR Group (The), Inc., Class A	178,133
		610,833
	Retail REITs — 0.3%
6,294	CBL & Associates Properties, Inc.	302,678
	Semiconductors & Semiconductor Equipment — 5.1%
1,567	Aehr Test Systems (a)	144,681
4,151	Axcelis Technologies, Inc. (a)	624,352
4,063	Credo Technology Group Holding Ltd. (a)	958,990
2,646	FormFactor, Inc. (a)	329,665
2,946	Ichor Holdings Ltd. (a)	210,698
6,897	Kulicke & Soffa Industries, Inc.	702,735
2,202	MaxLinear, Inc. (a)	204,632
13,996	Penguin Solutions, Inc. (a)	781,397
14,385	Photronics, Inc. (a)	465,355
2,263	Rambus, Inc. (a)	329,176
3,030	Ultra Clean Holdings, Inc. (a)	259,277
		5,010,958
	Software — 4.7%
14,692	A10 Networks, Inc.	442,817
3,110	Adeia, Inc.	83,099
5,447	Arteris, Inc. (a)	195,820
2,874	BILL Holdings, Inc. (a)	106,396
9,963	Cipher Digital, Inc. (a)	235,625
5,397	Clear Secure, Inc., Class A	299,264
1,656	Commvault Systems, Inc. (a)	196,650
11,579	Five9, Inc. (a)	281,949
878	InterDigital, Inc.	221,335
31,729	Mitek Systems, Inc. (a)	545,104
34,529	OneSpan, Inc.	498,599
19,126	Pagaya Technologies Ltd., Class A (a)	289,185
6,504	Progress Software Corp. (a)	213,526
980	Qualys, Inc. (a)	107,104
1,311	RingCentral, Inc., Class A	56,779
4,963	SPS Commerce, Inc. (a)	281,650
12,289	Teradata Corp. (a)	418,440
36,649	Yext, Inc. (a)	153,193
		4,626,535
	Specialized REITs — 0.8%
6,978	EPR Properties	398,095
11,810	Outfront Media, Inc.	380,754
		778,849
	Specialty Retail — 2.3%
5,948	Abercrombie & Fitch Co., Class A (a)	459,305

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
4,468	Academy Sports & Outdoors, Inc.	$235,910
3,900	American Eagle Outfitters, Inc.	61,620
7,740	Bath & Body Works, Inc.	154,955
11,446	Caleres, Inc.	166,654
13,164	RealReal (The), Inc. (a)	126,901
22,922	Sally Beauty Holdings, Inc. (a)	304,404
5,721	Signet Jewelers Ltd.	499,958
5,332	Upbound Group, Inc.	102,428
3,617	Victoria’s Secret & Co. (a)	198,935
		2,311,070
	Textiles, Apparel & Luxury Goods — 1.1%
2,278	Crocs, Inc. (a)	270,330
17,183	Figs, Inc., Class A (a)	202,072
7,054	G-III Apparel Group Ltd.	228,056
3,856	PVH Corp.	359,688
		1,060,146
	Trading Companies & Distributors — 0.9%
693	Applied Industrial Technologies, Inc.	210,540
3,955	Boise Cascade Co.	275,743
26,797	Hudson Technologies, Inc. (a)	142,560
4,075	Rush Enterprises, Inc., Class A	282,520
		911,363
	Total Common Stocks	98,455,931
	(Cost $85,751,269)
MONEY MARKET FUNDS — 0.2%
250,511	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (e)	250,511
	(Cost $250,511)

	Total Investments — 100.2%	98,706,442
	(Cost $86,001,780)
	Net Other Assets and Liabilities — (0.2)%	(221,400)
	Net Assets — 100.0%	$98,485,042

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(c)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At May 31, 2026,
securities noted as such are valued at $0 or 0.0% of net
assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(e)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$186,342	$186,342	$—	$— **
Other Industry Categories*	98,269,589	98,269,589	—	—
Money Market Funds	250,511	250,511	—	—
Total Investments	$98,706,442	$98,706,442	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Restricted Securities
As of May 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 4.6%
6,222	AeroVironment, Inc. (b)	$1,289,447
6,504	BWX Technologies, Inc.	1,274,004
4,298	Carpenter Technology Corp.	2,015,676
33,422	Firefly Aerospace, Inc. (b)	1,553,789
50,541	Intuitive Machines, Inc. (b)	2,215,212
12,097	Karman Holdings, Inc. (b)	695,577
36,552	Leonardo DRS, Inc.	1,782,276
32,555	MDA Space Ltd. (CAD) (b)	1,451,769
30,244	York Space Systems, Inc. (b)	987,164
		13,264,914
	Automobiles — 2.1%
14,198	Tesla, Inc. (b)	6,187,346
	Biotechnology — 8.8%
35,498	Alkermes PLC (b)	1,497,661
4,118	Alnylam Pharmaceuticals, Inc. (b)	1,243,554
4,032	Argenx SE (EUR) (b)	3,365,408
14,310	Ascendis Pharma A/S (b)	3,207,014
35,282	Bridgebio Pharma, Inc. (b)	2,337,785
40,132	Halozyme Therapeutics, Inc. (b)	2,670,383
43,312	Ideaya Biosciences, Inc. (b)	1,276,405
6,360	Madrigal Pharmaceuticals, Inc. (b)	3,162,637
27,829	Mirum Pharmaceuticals, Inc. (b)	2,824,644
23,318	Neurocrine Biosciences, Inc. (b)	3,691,239
		25,276,730
	Broadline Retail — 5.9%
59,398	Amazon.com, Inc. (b)	16,075,475
442	MercadoLibre, Inc. (b)	749,477
		16,824,952
	Building Products — 0.9%
9,139	Modine Manufacturing Co. (b)	2,548,959
	Capital Markets — 2.1%
12,025	Coinbase Global, Inc., Class A (b)	2,273,086
20,596	Robinhood Markets, Inc., Class A (b)	1,942,203
17,242	Tradeweb Markets, Inc., Class A	1,728,510
		5,943,799
	Communications Equipment — 1.2%
22,177	Arista Networks, Inc. (b)	3,536,566
	Consumer Finance — 0.8%
62,213	Figure Technology Solutions, Inc., Class A (b)	2,199,230
	Diversified Telecommunication Services — 0.4%
11,156	AST SpaceMobile, Inc. (b)	1,265,202
Shares	Description	Value

	Electric Utilities — 1.5%
38,778	NextEra Energy, Inc.	$3,374,074
12,170	Oklo, Inc. (b)	813,929
		4,188,003
	Electrical Equipment — 6.7%
10,077	Eaton Corp. PLC	4,036,846
2,593	GE Vernova, Inc.	2,510,854
72,580	NuScale Power Corp. (b)	919,589
19,270	Schneider Electric SE (EUR)	6,067,530
29,865	Siemens Energy AG (EUR)	5,686,382
		19,221,201
	Electronic Equipment, Instruments & Components — 1.2%
40,567	Ouster, Inc. (b)	1,868,111
6,048	Zebra Technologies Corp., Class A (b)	1,473,474
		3,341,585
	Energy Equipment & Services — 1.6%
30,462	Baker Hughes Co.	1,945,913
38,997	Solaris Energy Infrastructure, Inc.	2,711,851
		4,657,764
	Entertainment — 1.0%
20,738	ROBLOX Corp., Class A (b)	977,797
3,797	Spotify Technology S.A. (b)	1,889,691
		2,867,488
	Financial Services — 1.8%
1,743	Adyen N.V. (EUR) (b) (c) (d)	1,909,627
25,665	Block, Inc. (b)	1,943,354
56,094	Toast, Inc., Class A (b)	1,460,127
		5,313,108
	Health Care Equipment & Supplies — 0.4%
2,421	Intuitive Surgical, Inc. (b)	1,028,053
	Hotels, Restaurants & Leisure — 0.4%
9,500	Airbnb, Inc., Class A (b)	1,266,445
	Interactive Media & Services — 8.1%
39,068	Alphabet, Inc., Class A	14,859,123
10,071	Meta Platforms, Inc., Class A	6,370,008
11,328	Reddit, Inc., Class A (b)	1,993,728
		23,222,859
	IT Services — 2.2%
5,565	Cloudflare, Inc., Class A (b)	1,345,728
5,074	MongoDB, Inc. (b)	1,702,581
27,813	Shopify, Inc., Class A (b)	3,301,681
		6,349,990

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals — 4.2%
8,953	Eli Lilly & Co.	$9,893,065
17,270	Merck & Co., Inc.	2,050,294
		11,943,359
	Semiconductors & Semiconductor Equipment — 26.4%
25,744	Advanced Micro Devices, Inc. (b)	13,286,478
32,454	Broadcom, Inc.	14,499,474
283,189	indie Semiconductor, Inc., Class A (b)	1,413,113
56,638	Marvell Technology, Inc.	11,610,790
11,156	Micron Technology, Inc.	10,832,476
93,237	NVIDIA Corp.	19,686,060
11,089	Rambus, Inc. (b)	1,613,006
39,133	Rigetti Computing, Inc. (b)	999,457
12,097	Semtech Corp. (b)	1,845,276
		75,786,130
	Software — 14.9%
101,575	Cellebrite DI Ltd. (b)	1,496,200
3,109	Crowdstrike Holdings, Inc., Class A (b)	2,272,679
25,201	Microsoft Corp.	11,346,498
51,247	Oracle Corp.	11,570,548
8,114	Palantir Technologies, Inc., Class A (b)	1,270,166
24,513	Palo Alto Networks, Inc. (b)	6,905,067
23,847	Rubrik, Inc., Class A (b)	1,875,090
36,204	ServiceNow, Inc. (b)	4,502,691
3,012	Synopsys, Inc. (b)	1,432,567
		42,671,506
	Technology Hardware, Storage & Peripherals — 1.5%
7,056	Dell Technologies, Inc., Class C	2,969,941
18,537	IonQ, Inc. (b)	1,335,962
		4,305,903
	Trading Companies & Distributors — 1.0%
30,242	Xometry, Inc., Class A (b)	2,881,760
	Total Common Stocks	286,092,852
	(Cost $218,155,954)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
875,186	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (e)	$875,186
	(Cost $875,186)

	Total Investments — 100.0%	286,968,038
	(Cost $219,031,140)
	Net Other Assets and Liabilities — (0.0)%	(114,411)
	Net Assets — 100.0%	$286,853,627

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$286,092,852	$286,092,852	$—	$—
Money Market Funds	875,186	875,186	—	—
Total Investments	$286,968,038	$286,968,038	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 9.4%
6,605	Arista Networks, Inc. (a)	$1,053,299
19,471	Cisco Systems, Inc.	2,344,698
315	F5, Inc. (a)	120,787
866	Motorola Solutions, Inc.	349,240
		3,868,024
	Electronic Equipment, Instruments & Components — 5.0%
6,460	Amphenol Corp., Class A	960,990
4,513	Corning, Inc.	817,575
326	Jabil, Inc.	118,846
279	Keysight Technologies, Inc. (a)	94,394
129	Teledyne Technologies, Inc. (a)	79,958
		2,071,763
	Entertainment — 3.6%
16,070	Netflix, Inc. (a)	1,382,341
386	TKO Group Holdings, Inc.	79,200
		1,461,541
	Financial Services — 7.9%
267	Corpay, Inc. (a)	96,601
2,986	Mastercard, Inc., Class A	1,475,024
1,860	PayPal Holdings, Inc.	83,235
4,828	Visa, Inc., Class A	1,575,666
		3,230,526
	Interactive Media & Services — 8.3%
4,963	Alphabet, Inc., Class A	1,887,627
2,390	Meta Platforms, Inc., Class A	1,511,699
		3,399,326
	IT Services — 3.6%
4,934	International Business Machines Corp.	1,469,345
	Media — 0.6%
369	Charter Communications, Inc., Class A (a)	53,154
1,528	Fox Corp., Class A	97,670
1,011	Omnicom Group, Inc.	73,510
		224,334
	Semiconductors & Semiconductor Equipment — 36.2%
2,568	Analog Devices, Inc.	1,062,767
4,152	Applied Materials, Inc.	1,868,649
4,841	Broadcom, Inc.	2,162,814
653	Entegris, Inc.	90,630
756	KLA Corp.	1,452,813
6,176	Lam Research Corp.	1,965,080
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
350	MACOM Technology Solutions Holdings, Inc. (a)	$127,624
4,577	Marvell Technology, Inc.	938,285
347	MKS, Inc.	112,518
73	Monolithic Power Systems, Inc.	114,333
8,735	NVIDIA Corp.	1,844,308
1,289	ON Semiconductor Corp. (a)	155,479
5,611	QUALCOMM, Inc.	1,408,473
273	Teradyne, Inc.	102,187
4,774	Texas Instruments, Inc.	1,459,316
		14,865,276
	Software — 17.8%
2,156	Adobe, Inc. (a)	558,857
1,769	AppLovin Corp., Class A (a)	1,084,556
354	Autodesk, Inc. (a)	81,884
1,446	Cadence Design Systems, Inc. (a)	542,149
1,091	Fortinet, Inc. (a)	150,525
1,450	Intuit, Inc.	480,719
3,938	Microsoft Corp.	1,773,045
11,273	Palantir Technologies, Inc., Class A (a)	1,764,675
553	PTC, Inc. (a)	76,718
5,495	ServiceNow, Inc. (a)	683,413
1,163	Zoom Communications, Inc. (a)	118,149
		7,314,690
	Technology Hardware, Storage & Peripherals — 4.8%
5,853	Apple, Inc.	1,826,487
872	NetApp, Inc.	151,981
		1,978,468
	Wireless Telecommunication Services — 2.6%
5,786	T-Mobile US, Inc.	1,085,049
	Total Common Stocks	40,968,342
	(Cost $34,394,495)
MONEY MARKET FUNDS — 0.2%
80,839	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (b)	80,839
	(Cost $80,839)

	Total Investments — 100.0%	41,049,181
	(Cost $34,475,334)
	Net Other Assets and Liabilities — 0.0%	5,054
	Net Assets — 100.0%	$41,054,235

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$40,968,342	$40,968,342	$—	$—
Money Market Funds	80,839	80,839	—	—
Total Investments	$41,049,181	$41,049,181	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
409,731	First Trust Alternative Absolute Return Strategy ETF (a)	$13,879,637
179,458	First Trust Global Tactical Commodity Strategy Fund (a)	5,216,844
183,151	First Trust Long/Short Equity ETF (a)	13,624,603
135,608	First Trust Low Duration Opportunities ETF (a)	6,757,347
273,963	First Trust Managed Futures Strategy Fund (a)	14,125,532
165,672	Franklin Systematic Style Premia ETF	4,513,734
50,475	iShares 7-10 Year Treasury Bond ETF	4,777,459
29,291	iShares Gold Trust (b)	2,504,087

	Total Investments — 99.9%	65,399,243
	(Cost $61,737,680)
	Net Other Assets and Liabilities — 0.1%	60,537
	Net Assets — 100.0%	$65,459,780

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$65,399,243	$65,399,243	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	409,731	$4,885,271	$10,829,933	$(3,348,733)	$1,162,704	$350,462	$13,879,637	$644,937
First Trust Global Tactical Commodity Strategy Fund	179,458	1,317,623	3,513,967	(53,571)	439,147	(322)	5,216,844	315,963
First Trust Long/Short Equity ETF	183,151	4,664,277	9,139,618	(999,816)	820,618	(94)	13,624,603	40,387
First Trust Low Duration Opportunities ETF	135,608	1,387,492	5,721,765	(343,518)	(5,373)	(3,019)	6,757,347	121,400
First Trust Managed Futures Strategy Fund	273,963	4,769,287	10,039,314	(1,377,780)	678,371	16,340	14,125,532	318,238
First Trust Merger Arbitrage ETF	—	1,616,986	1,487,759	(3,089,034)	(57,678)	41,967	—	53,959
		$18,640,936	$40,732,356	$(9,212,452)	$3,037,789	$405,334	$53,603,963	$1,494,884

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.